Supplement to
Fidelity® Variable
Insurance Products
Initial Class
April 30, 2006
Prospectus

The Board of Trustees has approved restructuring the funds in this product line to align them to the extent possible with the following 10 sectors: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Telecommunication Services, and Utilities. The purpose of the restructuring is to better align the funds' investment goals with standard industry descriptions. The funds will adopt new benchmark indices. For VIP Consumer Industries Portfolio, VIP Cyclical Industries Portfolio, VIP Natural Resources Portfolio and VIP Telecommunications & Utilities Growth Portfolio, shareholder approval of investment policy changes is required in advance. The product line restructuring will not occur until the necessary shareholder approvals have been obtained.

For more information, please visit www.fidelity.com or call 1-888-343-5433 for Fidelity variable universal life insurance or 1-800-544-2442 for Fidelity variable annuities. Please read the proxy statement when it becomes available because it contains important information. When available, the proxy statement can be accessed free of charge on www.sec.gov or by calling Fidelity at 1-888-343-5433 for Fidelity variable universal life insurance or 1-800-544-2442 for Fidelity variable annuities. A definitive proxy statement will be available on or about July 24, 2006.

The following information replaces the biographical information for VIP Natural Resources Portfolio found in the "Fund Management" section on page 19.

John Dowd is co-manager of VIP Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

VIPFCI-06-02 June 16, 2006
1.765122.123

Matthew Friedman is co-manager of VIP Natural Resources Portfolio, which he has managed since June 2004. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Supplement to
Fidelity® Variable
Insurance Products
Investor Class
April 30, 2006
Prospectus

The Board of Trustees has approved restructuring the funds in this product line to align them to the extent possible with the following 10 sectors: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Telecommunication Services, and Utilities. The purpose of the restructuring is to better align the funds' investment goals with standard industry descriptions. The funds will adopt new benchmark indices. For VIP Consumer Industries Portfolio, VIP Cyclical Industries Portfolio, VIP Natural Resources Portfolio and VIP Telecommunications & Utilities Growth Portfolio, shareholder approval of investment policy changes is required in advance. The product line restructuring will not occur until the necessary shareholder approvals have been obtained.

For more information, please visit www.fidelity.com or call 1-888-343-5433 for Fidelity variable universal life insurance or 1-800-544-2442 for Fidelity variable annuities. Please read the proxy statement when it becomes available because it contains important information. When available, the proxy statement can be accessed free of charge on www.sec.gov or by calling Fidelity at 1-888-343-5433 for Fidelity variable universal life insurance or 1-800-544-2442 for Fidelity variable annuities. A definitive proxy statement will be available on or about July 24, 2006.

The following information replaces the biographical information for VIP Natural Resources Portfolio found in the "Fund Management" section on page 20.

John Dowd is co-manager of VIP Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

VIPINVF-06-02 June 16, 2006
1.824639.102

Matthew Friedman is co-manager of VIP Natural Resources Portfolio, which he has managed since June 2004. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.